Summary of significant accounting policies (Basis of presentation and consolidation) (Details) ¥ in Millions	1 Months Ended				6 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group							25.00%
Current assets					$ 6,624,680,020			$ 5,070,212,481
TOTAL ASSETS					8,148,820,420		$ 4,906,868,290	6,384,434,270
Current liabilities					5,520,193,997			3,674,819,498
Total liabilities					7,459,952,254			5,327,421,144
Revenue					529,929,103	[1],[2]	768,878,328
Cost of revenue					(381,846,106)	[2]	(598,389,229)
Net loss					(17,196,007)		16,538,924
Net cash used in operating activities					(229,548,781)		(129,743,970)
Net cash used in investing activities					(13,303,571)		(11,295,426)
Net cash (used in)/ provided by financing activities					261,904,415		488,103,643
Amounts due to subsidiaries of the Group					119,189,789			128,178,423
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets					166,600,007			160,889,349
Non-current assets					270,409			287,409
TOTAL ASSETS					166,870,416			161,176,758
Current liabilities					141,066,656			132,170,781
Non-current liabilities					0			0
Total liabilities					141,066,656			132,170,781
Revenue					0		0
Cost of revenue					0		0
Net loss					(2,952,251)		(1,338,996)
Net cash used in operating activities					(6,727,117)		(5,763,624)
Net cash used in investing activities					0		0
Net cash (used in)/ provided by financing activities					6,779,704		$ (3,036,391)
Land use right securing long-term debt					153,842,685			155,782,729
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group					$ 137,296,488			$ 126,623,561
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group					65.00%			65.00%
Paid-up Capital												$ 37,600,000	¥ 250.0
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%	35.00%				35.00%	5.00%	20.00%
Proceeds from other debt	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%

[1]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[2]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.